VESSELS AND EQUIPMENT, NET (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) containership
Vessel And Equipment [Line Items]
Cost of newbuilding container vessels delivered | $	$ 194.8
9,300 - 9,500 TEU Container vessel [Member]
Vessel And Equipment [Line Items]
Number of newbuilding container vessels delivered | containership	2